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                                                                   [LOGO]
                                                                   THE HARTFORD






September 3, 2002



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:      Hartford Life and Annuity Insurance Company
         Separate Account Ten ("Registrant")
         Putnam Hartford Capital Manager Series VII
         File No. 333-69429

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The Supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on August 30, 2002.

If you have any additional questions, please feel free to contact me at (860) 843-5910.

Yours sincerely,

/s/ Sharon Loghmani

Sharon Loghmani
Legal Specialist